[CHAPARRAL STEEL COMPANY LETTERHEAD]

October 24, 2005

Via EDGAR and Federal Express

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20002

Attention:	Ms. Pamela A. Long and Mr. Errol Sanderson

Division of Corporation Finance

Re:	Chaparral Steel Company Form S-4

File No. 333-128300

Ladies and Gentlemen:

Please refer to the above-referenced registration statement filed with the Securities and Exchange Commission (the “Commission”) pursuant to which, when declared effective, Chaparral Steel Company (“Chaparral”) will make an exchange offer of its 10% Senior Notes due 2013 registered pursuant to such registration statement in exchange for its outstanding unregistered 10% Senior Notes due 2013. Chaparral hereby confirms that it is registering the exchange offer in reliance on the position of the staff enunciated in Exxon Capital Holdings Corporation (available May 13, 1988), Morgan Stanley & Co. Incorporated (available June 5, 1991) and Shearman & Sterling (available July 2, 1993) and subsequent related no-action letters.

Chaparral hereby represents that it has not entered into any arrangement or understanding with any person to distribute the securities to be received in the exchange offer and to the best of its information and belief, each person participating in the exchange offer is acquiring the securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the securities to be received in the exchange offer. In this regard, Chaparral will make each person participating in the exchange offer aware (through the exchange offer prospectus or otherwise) that if the exchange offer is being registered for the purpose of secondary resales, any securityholder using the exchange offer to participate in a distribution of the securities to be acquired in the registered exchange offer (1) may not rely on the staff position enunciated in Exxon Capital Holdings Corporation (available May 13, 1988), Morgan Stanley & Co. Incorporated (available June 5, 1991) and Shearman & Sterling (available July 2, 1993) or similar letters and (2) must comply with registration and prospectus delivery requirements of the Securities Act of 1933, as amended (the “Securities Act”), in connection with a secondary resale transaction. Chaparral acknowledges that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

Chaparral will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the exchange offer, a representation to the effect that by accepting the exchange offer, the exchange offeree represents to Chaparral that it is not engaged in, and does not intend to engage in, a distribution of the exchange securities.

Ms. Pamela A. Long

Mr. Errol Sanderson

October 24, 2005

Chaparral will commence the exchange offer for the outstanding 10% Senior Notes due 2013 when the Form S-4 registration statement is declared effective by the Commission. The exchange offer will remain in effect for a limited time and Chaparral will not be required to maintain an “evergreen” registration statement. The exchange offer will be conducted by Chaparral in compliance with the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the applicable rules and regulations thereunder.

Chaparral acknowledges its understanding that a broker-dealer may participate in the exchange offer with respect to outstanding 10% Senior Notes due 2013 acquired for its own account as a result of market-making activities or other trading activities, provided that: (1) in connection with any resales of 10% Senior Notes due 2013 (“Exchange Securities”) received by such broker-dealer in exchange for such outstanding 10% Senior Notes due 2013 (“Initial Securities”), the broker-dealer delivers a prospectus meeting the requirements of the Securities Act, which may be the prospectus for the exchange offer which contains a plan of distribution with respect to such resale transactions (such plan of distribution need not name the broker-dealer or disclose the amount of Exchange Securities held by the broker-dealer); (2) the broker-dealer has not entered into any arrangement or understanding with Chaparral or an affiliate of Chaparral to distribute the Exchange Securities; and (3) Chaparral: (i) will make each person participating in the exchange offer aware (through the exchange offer prospectus) that any broker-dealer who holds Initial Securities acquired for its own account as a result of market-making activities or other trading activities, and who receives Exchange Securities in exchange for such Initial Securities pursuant to the exchange offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act as described in (1) above in connection with any resale of such Exchange Securities; and (ii) will include in the transmittal letter or similar documentation to be executed by an exchange offeree in order to participate in the exchange offer the following additional provision:

If the exchange offeree is a broker-dealer holding Initial Securities acquired for its own account as a result of market-making activities or other trading activities, an acknowledgment that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of Exchange Securities received in respect of such Initial Securities pursuant to the exchange offer.

The transmittal letter or similar documentation may also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

This letter will confirm that (i) the expiration date of the exchange offer will be included in the final prospectus disseminated to securityholders and filed pursuant to the applicable provisions of Rule 424 and (ii) the exchange offer will remain open at least through midnight on

Ms. Pamela A. Long

Mr. Errol Sanderson

October 24, 2005

the twentieth business day following commencement of the exchange offer (computed in accordance with Rule 14d-1(g)(3) promulgated under the Exchange Act).

Very truly yours,

/s/ Robert E. Crawford, Jr.

Robert E. Crawford, Jr.

cc:	Mr. David E. Morrison